Off-Balance Sheet Items (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of credit risk exposure [abstract]
Schedule of Credit Exposure
The credit exposure for these transactions is detailed below.

	12.31.25	12.31.24
Agreed Credits	1,491,140,062	1,413,849,992
Documentary Export and Import Credits	87,373,197	160,742,661
Guarantees Granted	1,531,180,928	1,212,848,062
Liabilities for Foreign Trade Operations	72,274,408	97,428,762

Summary of Expected Losses
The expected credit loss related to the items mentioned above, recognized as part of Other Financial Liabilities, as of the indicated dates were as follows:

	12.31.25	12.31.24
For Agreed Credits	1,270,774	1,278,165
For Documentary Export and Import Credits	120,317	2,734,240
For Guarantees Granted	29,832,953	17,847,860
For Liabilities for Foreign Trade Operations	345,860	752,430

Schedule of Fees and Commissions Related to Credit Exposure
The fees and commissions related to the items mentioned above as of the indicated dates were as follows:

	12.31.25	12.31.24
For Agreed Credits	1,284,082	3,138,064
For Documentary Export and Import Credits	2,371,319	3,281,525
For Guarantees Granted	6,244,273	6,085,315

Schedule of Counter-guarantees, Classified by Type	To grant guarantees to our customers, we may require counter-guarantees, which, classified by type, amount to:

	12.31.25	12.31.24
Other Preferred Guarantees Received	23,167,028	34,738,596

Schedule of Credit Risk by Probability of Default
The risk of loss in these offsetting transactions is not significant.

	12.31.25	12.31.24
Values to be Debited	262,475,591	346,295,481
Values to be Credited	258,171,493	321,781,787
Values for Collection	2,748,985,937	1,925,323,367

Schedule of Amounts of Trust Funds and Securities Held in Custody
The Group acts as trustee by virtue of trust agreements to secure obligations derived from several agreements between parties. The amounts of trust funds and securities held in custody as of the indicated dates are as follows:

	12.31.25	12.31.24
Trust Funds	27,383,989	30,040,705
Securities Held in Escrow	110,539,261,551	57,581,781,191